ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

111, Inc. (the “Company”), was incorporated under the laws of the Cayman Islands in May 2013. The Company, through its subsidiaries, variable interest entities (“former VIE”) and former VIE’s subsidiaries (collectively, the “Group”), operates an integrated online and offline platform in the healthcare ecosystem in China, whereby the Group is principally engaged in the sales of medical and wellness products through online retail and wholesale pharmacies and offline retail pharmacies, as well as provision of certain value-added services, such as online consultation services and e-prescription services to consumers in the People’s Republic of China (the “PRC”).

In February 2022, the Group terminated the contractual arrangements between 1 Pharmacy Technology (Shanghai) Co., Ltd. (previously known as Yaofang Information Technology (Shanghai) Co., Ltd., “1 Pharmacy Technology”) and the former VIE and former VIE’s subsidiaries, and Mr. Yue Xuan and Ms. Jing Liu, who were the shareholders of Guangdong Yihao Pharmacy Co., Ltd. (“Yihao Pharmacy”), transferred their equity interests in Yihao Pharmacy to 1 Pharmacy Technology. Following such termination and share transfer, the former VIE became our subsidiary in which the Group hold direct equity ownership interests.

As of December 31, 2022, the Group operates its business mainly through the following subsidiaries:

Name of subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholdings	Principal activities
Yao Wang Corporation Limited (“Yao Wang “)	June 4, 2013	Hong Kong	100%	Investment holding
1 Pharmacy Technology	August 12, 2013	Shanghai	86%	Research and development, and consulting
Yihao Pharmacy	March 7, 2003	Guangdong	86%	Warehousing, logistics and procurement
Guangdong Yihao Pharmaceutical Chain Co., Ltd. (“Yihao Pharmaceutical Chain”)	November 1, 2001	Guangdong	86%	Retail
Wuhan Central China Drug Trading Co., Ltd. (“Wuhan Huazhong”)	August 5, 2015	Wuhan	60%	Software development and information technology support
Chongqing Yihao Pharmacy Co., Ltd.(“Chongqing Yihao Pharmacy”)	May 18, 2018	Chongqing	86%	Warehousing, logistics and procurement
Tianjin Yihao Pharmacy Co., Ltd. (“Tianjin Yihao Pharmacy”)	June 20, 2018	Tianjin	86%	Warehousing, logistics and procurement
Kunshan Yifang Pharmacy Co., Ltd. (“Kunshan Yifang Pharmacy”)	July 30, 2018	Kunshan	86%	Warehousing, logistics and procurement
Hubei Yihao Pharmacy Co., Ltd (“Hubei Yihao Pharmacy”)	Aug 31, 2019	Wuhuan	86%	Warehousing, logistics and procurement
Shanxi Yaofang Pharmacy Co., Ltd (“Shanxi Yaofang Pharmacy”)	Oct 15, 2020	Shanxi	86%	Warehousing, logistics and procurement
Liaoning Yaofang Pharmacy Co., Ltd (“Liaoning Yaofang Pharmacy”)	Nov 6, 2020	Liaoning	86%	Warehousing, logistics and procurement